SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  3
     FILER
      CIK  0001036886
      CCC   w7fww#zv
      FILE-NUMBER  333-40511
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-40511
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 3
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 976           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 976
National Insured Trust 360                             46,394.190 Units
California Insured Trust 295                           33,440.131 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                         National Insured   California Insured

                                                                            Trust 360           Trust 295

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    4,655,000      $    3,325,000

Number of Units......................................................       46,394.190          33,207.131

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  46,394.190      1/  33,207.131

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    4,393,921      $    3,229,245

    Plus Sales Charge <F1>...........................................   $      255,726      $      187,718

      Total..........................................................   $    4,649,647      $    3,416,963

    Divided by Number of Units.......................................   $    100.22         $    102.90

    Plus Cash Per Unit <F2>..........................................   $      0.07         $(     0.12)

    Public Offering Price Per Unit <F3>..............................   $    100.29         $    102.78

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $     94.78         $     97.13

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $     94.78         $     97.13

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      5.51         $      5.65

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      5.51         $      5.65

    Par Value Per Unit <F4>..........................................   $    100.40         $    100.01

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      4.9567       $      4.9565

    Less Estimated Annual Expense....................................   $      0.2311       $      0.2317

    Net Annual Interest Income.......................................   $      4.7256       $      4.7248

Daily Rate of Accrual Per Unit.......................................   $      0.01313      $      0.01312

Trustee's Annual Fee per $1000 principal (6).........................   $      1.5309       $      1.5236

Estimated Current Return <F5>........................................          4.71%               4.60%

Estimated Long Term Return <F5>......................................          4.81%               4.58%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Insured

Trust 360 and California Insured Trust 295, respectively, $100.29 and $102.78,

accrued interest to the settlement date of $.07 and $.07, for a total price of

$100.36 and $102.85, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Insured Trust 360 and California Insured Trust

295 will be $1.2109 and $1.2036, under the quarterly distribution option and

$1.0209 and $1.0136, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 19, 1997

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 360

                                   (Series 976)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,424,891) (Note 1) ............... $   4,221,598

     Accrued interest receivable ................................        69,793

     Organizational Costs (Note 1) ..............................         3,254

                                                                  --------------



               Total assets ..................................... $   4,294,645

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      49,779

     Accrued trustee and evaluator fees .........................         1,146

                                                                  --------------



               Total liabilities ................................ $      50,925

                                                                  --------------



               Net assets, applicable to 46,394 units of

                 fractional undivided interest outstanding ...... $   4,243,720

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,020,557

       Less initial underwriting commission (Note 1) ............  (    245,986)

                                                                  --------------

                                                                  $   4,774,571

     Less cost of 3,606 units redeemed ..........................  (    315,335)

                                                                  --------------

                                                                  $   4,459,236

     Undistributed net investment income ........................        18,982

     Unrealized appreciation (depreciation) of investments ......  (    203,293)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     31,205)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   4,243,720

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      31,891        $      91.06    $       .41    $      91.47

     Quarterly................       2,296               91.06            .41           91.47

     Semi-Annual..............      12,207               91.06            .41           91.47

                                ---------------  ============  ==============  ===========

                                    46,394

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 360

                                                (Series 976)



                             Statements of Operations and Changes in Net Assets





                                                                                                Period

                                                                                             December 19,

                                                            Year Ended November 30,            1997 to

                                                       ----------------------------------    November 30,

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       236,396   $       247,059   $       236,075

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         9,219   $         9,727   $         8,905

    Evaluator fees ..................................              813               845               807

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        10,032   $        10,572   $         9,712

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       226,364   $       236,487   $       226,363

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       27,391)  $(        3,814)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................          264,430    (      548,346)           80,623

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       237,039   $(      552,160)  $        80,623

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       463,403   $(      315,673)  $       306,986

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       226,364   $       236,487   $       226,363

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       27,391)   (        3,814)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................          264,430    (      548,346)           80,623

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       463,403   $(      315,673)  $       306,986

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      227,236)  $(      236,991)  $(      206,005)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      227,236)  $(      236,991)  $(      206,005)

                                                       ----------------  ----------------  ----------------



Redemption of 2,354, 1,068 and

    184 units, respectively .........................  $(      202,902)  $(       94,745)  $(       17,688)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        33,265   $(      647,409)  $        83,293



Net assets at beginning of year .....................        4,210,455         4,857,864         4,774,571

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $18,982,$19,854 and $20,358,respectively) ..........  $     4,243,720   $     4,210,455   $     4,857,864

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 360

                                                            (Series 976)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    420,000        City of Campbell (Santa Clara County, California),   2007 at 102         AAA        Aaa     $    408,916

                     1997 Refunding Certificates of Participation

                     (Civic Center Project), 5.250% Due 10/1/2028.



     350,000        City of Chicago, Illinois, General Obligation        2006 at 102         AAA        Aaa          324,649

                     Bonds, Series 1995A-1 Project Bonds, 5.125% Due

                     1/1/2025. (Original issue discount bonds delivered

                     on or about December 13, 1995 at a price of

                     92.882% of principal amount.)



     300,000        City of Chicago (Illinois), Skyway Toll Bridge       2007 at 102         AAA        Aaa          294,711

                     Revenue Bonds, Series 1996, 5.500% Due 1/1/2023.



     350,000        Metropolitan Pier and Exposition Authority           No Optional Call    AAA        Aaa          102,662

                     (Illinois), McCormick Place Expansion Project

                     Refunding Bonds, Series 1996A, 0.000% Due

                     6/15/2022. (Original issue discount bonds

                     delivered on or about October 8, 1996 at a price

                     of 20.969% of principal amount.)



     465,000        Indiana Health Facility Financing Authority,         2007 at 102         AAA        Aaa          438,946

                     Hospital Revenue Bonds, Series 1997A (Sisters of

                     St. Francis Health Services, Inc. Project), 5.375%

                     Due 11/1/2027.



     500,000        Metropolitan Transportation Authority, (New York),   2007 at 101         AAA        Aaa          483,415

                     Commuter Facilities Revenue Bonds, Series 1997C,

                     5.375% Due 7/1/2027.



     500,000        The City of New York, New York, General Obligation   2007 at 101         AAA        Aaa          481,300

                     Bonds, Fiscal 1998 Series C, 5.375% Due

                     11/15/2027.



     250,000        County of Lorain, Ohio, Hospital Facilities Revenue  2007 at 102         AAA        Aaa          246,338

                     Bonds, Series 1997 B (Catholic Healthcare

                     Partners), 5.500% Due 9/1/2027. (Original issue

                     discount bonds delivered on or about May 15, 1997

                     at a price of 94.711% of principal amount.)



     470,000        Allegheny County Sanitary Authority, Allegheny       2007 at 102         AAA        Aaa          458,053

                     County, Pennsylvania, Sewer Revenue Bonds, Series

                     of 1997, 5.375% Due 12/1/2024.





      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 360

                                                            (Series 976)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    150,000        The Municipal Sewer and Water Authority of           2007 at 100          --        Aaa     $    140,343

                     Cranberry Township, Butler County, Pennsylvania,

                     Sewer and Water Revenue Bonds, Series 1997, 5.125%

                     Due 12/1/2026.



     500,000        Brazos County, Texas, Health Facilities Development  2007 at 102         AAA        Aaa          471,925

                     Corporation, Franciscan Services Corporation

                     Obligated Group, Revenue Bonds, Series 1997 B,

                     5.375% Due 1/1/2028.



     400,000        Wisconsin Health and Educational Facilities          2007 at 102         AAA        Aaa          370,340

                     Authority, Revenue Bonds, Series 1997 (Aurora

                     Health Care, Inc.), 5.250% Due 8/15/2027.



------------                                                                                                    ------------

$  4,655,000                                                                                                    $  4,221,598

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Bridge and Tollroad Revenue,  1;

Health Care Facility Revenue,  4; Transportation,  1; Municipal Lease Revenue,

1; Water And/or Sewer Revenue,  2.



Approximately 35% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 360

                                                            (Series 976)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 20% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 21% and 21%  of the

Bonds comprise issues of entities located in the state of Illinois and New

York, respectively.  The Bond Portfolio consists of 12 obligations issued by entities located in 8 states.

      PAGE  10
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 295

                                   (Series 976)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $3,237,729) (Note 1) ............... $   3,175,168

     Accrued interest receivable ................................        45,116

     Organizational Costs (Note 1) ..............................         2,089

                                                                  --------------



               Total assets ..................................... $   3,222,373

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      47,686

     Accrued trustee and evaluator fees .........................           809

                                                                  --------------



               Total liabilities ................................ $      48,495

                                                                  --------------



               Net assets, applicable to 33,440 units of

                 fractional undivided interest outstanding ...... $   3,173,878

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,549,810

       Less initial underwriting commission (Note 1) ............  (    173,926)

                                                                  --------------

                                                                  $   3,375,884

     Less cost of 1,560 units redeemed ..........................  (    139,157)

                                                                  --------------

                                                                  $   3,236,727

     Undistributed net investment income ........................        13,977

     Unrealized appreciation (depreciation) of investments ......  (     62,561)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     14,265)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,173,878

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      21,208        $      94.49    $       .42    $      94.91

     Quarterly................       4,934               94.49            .42           94.91

     Semi-Annual..............       7,298               94.49            .42           94.91

                                ---------------  ============  ==============  ===========

                                    33,440

                                ===============







See accompanying notes to financial statements.



      PAGE  11
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 295

                                                (Series 976)



                             Statements of Operations and Changes in Net Assets





                                                                                                Period

                                                                                             December 19,

                                                            Year Ended November 30,            1997 to

                                                       ----------------------------------    November 30,

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       167,748   $       173,694   $       165,051

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,530   $         6,822   $         6,050

    Evaluator fees ..................................              576               595               565

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,106   $         7,417   $         6,615

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       160,642   $       166,277   $       158,436

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       12,041)  $(        2,224)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................          235,769    (      361,459)           63,129

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       223,728   $(      363,683)  $        63,129

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       384,370   $(      197,406)  $       221,565

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       160,642   $       166,277   $       158,436

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       12,041)   (        2,224)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................          235,769    (      361,459)           63,129

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       384,370   $(      197,406)  $       221,565

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      160,968)  $(      166,418)  $(      143,992)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      160,968)  $(      166,418)  $(      143,992)

                                                       ----------------  ----------------  ----------------



Redemption of 996, 563 and

    1 units, respectively ...........................  $(       87,881)  $(       51,239)  $(           37)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $       135,521   $(      415,063)  $        77,536



Net assets at beginning of year .....................        3,038,357         3,453,420         3,375,884

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,977,$14,303 and $14,444,respectively) ..........  $     3,173,878   $     3,038,357   $     3,453,420

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  12
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 295

                                                            (Series 976)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    415,000        California Health Facilities Financing Authority,    2007 at 102         AAA        Aaa     $    397,271

                     Insured Revenue Bonds (Catholic Healthcare West),

                     1997 Series A, 5.125% Due 7/1/2024.



     500,000        California Health Facilities Financing Authority,    2007 at 102         AAA        Aaa          484,225

                     Insured Revenue Bonds (Sutter Health), Series

                     1997A, 5.250% Due 8/15/2027.



     470,000        The Regents of the University of California,         2007 at 101         AAA        Aaa          459,853

                     Refunding Revenue Bonds (Multiple Purpose

                     Projects), Series E, 5.125% Due 9/1/2020.



     475,000        City of Campbell (Santa Clara County, California),   2007 at 102         AAA        Aaa          462,465

                     1997 Refunding Certificates of Participation

                     (Civic Center Project), 5.250% Due 10/1/2028.



     345,000        City of Hayward (California), 1996 Certificates of   2006 at 101         AAA        Aaa          336,617

                     Participation (Civic Center Project), 5.250% Due

                     8/1/2026. (Original issue discount bonds delivered

                     on or about October 16, 1996 at a price of 91.575%

                     of principal amount.)



     155,000        Mountain View-Los Altos Union High School District   No Optional Call    AAA        Aaa           57,162

                     (County of Santa Clara, California), 1995 General

                     Obligation Bonds, Series C, 0.000% Due 5/1/2019.

                     (Original issue discount bonds delivered on or

                     about May 8, 1997 at a price of 26.979% of

                     principal amount.)



     500,000        Public Facilities Financing Authority of the City    2005 at 101         AAA        Aaa          481,740

                     of San Diego (California), Sewer Revenue Bonds,

                     Series 1995, 5.000% Due 5/15/2020.



     500,000        Commonwealth of Puerto Rico, Public Improvement      2007 at 100         AAA        Aaa          495,835

                     Bonds of 1997, (General Obligation Bonds.) 5.375%

                     Due 7/1/2025. (Original issue discount bonds

                     delivered on or about April 3, 1997 at a price of

                     93.725% of principal amount.)



------------                                                                                                    ------------

$  3,360,000                                                                                                    $  3,175,168

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 295

                                                            (Series 976)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,  1; Health Care Facility Revenue,  2; Municipal

Lease Revenue,  2; Water And/or Sewer Revenue,  1.



Approximately 27% and 24% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue and Municipal Lease Revenue,

respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 30% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in California and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  14
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  15
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 976:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 976 (comprising, National Insured Trust 360 and California Insured Trust 295), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 976, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  16
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  17
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 976
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 NAT INS 360
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001036886
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  976
   NAME  NATIONAL INSURED TRUST
   NUMBER  360
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,424,891
   INVESTMENTS-AT-VALUE     4,221,598
   RECEIVABLES        69,793
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     4,294,645
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        50,925
   TOTAL-LIABILITIES        50,925
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    46,394
   SHARES-COMMON-PRIOR    48,748
   ACCUMULATED-NII-CURRENT        18,982
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -31,205
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -203,293
   NET-ASSETS     4,243,720
   DIVIDEND-INCOME  0
   INTEREST-INCOME       236,396
   OTHER-INCOME  0
   EXPENSES-NET        10,032
   NET-INVESTMENT-INCOME       226,364
   REALIZED-GAINS-CURRENT       -27,391
   APPREC-INCREASE-CURRENT       264,430
   NET-CHANGE-FROM-OPS       463,403
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       227,236
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED     3,606
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        33,265
   ACCUMULATED-NII-PRIOR        19,854
   ACCUMULATED-GAINS-PRIOR        -3,814
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE CA 295
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001036886
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  976
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  295
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     3,237,729
   INVESTMENTS-AT-VALUE     3,175,168
   RECEIVABLES        45,116
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,222,373
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        48,495
   TOTAL-LIABILITIES        48,495
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    33,440
   SHARES-COMMON-PRIOR    34,436
   ACCUMULATED-NII-CURRENT        13,977
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -14,265
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       -62,561
   NET-ASSETS     3,173,878
   DIVIDEND-INCOME  0
   INTEREST-INCOME       167,748
   OTHER-INCOME  0
   EXPENSES-NET         7,106
   NET-INVESTMENT-INCOME       160,642
   REALIZED-GAINS-CURRENT       -12,041
   APPREC-INCREASE-CURRENT       235,769
   NET-CHANGE-FROM-OPS       384,370
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       160,968
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     1,560
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       135,521
   ACCUMULATED-NII-PRIOR        14,303
   ACCUMULATED-GAINS-PRIOR        -2,224
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0